Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 1,422.0	$ 18.7	₨ (3,253.0)	₨ 3,550.0
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	3,207.7	42.3	773.9	(2,572.2)
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,374.1	18.1	205.9	0.0
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	167.3	2.2	1,191.1	585.5
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(1,682.0)	(22.2)	(3,309.2)	3,465.5
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (1,645.1)	$ (21.7)	₨ (2,114.7)	₨ 2,071.2